Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	11.00%	7.50%	5.00%
Combined Ratio	89.00%	92.50%	95.00%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	8.40%	6.30%	4.40%
Combined Ratio	91.60%	93.70%	95.60%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin	9.40%	6.60%	4.90%
Combined Ratio	90.60%	93.40%	95.10%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	9.70%	6.90%	4.70%
Combined Ratio	90.30%	93.10%	95.30%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	13.30%	7.70%	6.40%
Combined Ratio	86.70%	92.30%	93.60%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin	(6.90%)	(5.10%)	3.80%
Combined Ratio	106.90%	105.10%	96.20%
Combined ratio amortization points	0.056	0.067	0.072